Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) - Bird Rides [Member] - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Restricted cash, current					$ 9,600	$ 9,200
Restricted cash, noncurrent					1,000	1,000
Goodwill	$ 124,059		$ 124,059		131,255	1,296
Goodwill, impairment loss					0
Intangible assets, net					$ 3,300	1,300
Number of return days policy on product sales					30 days
limited warranty on product sales					1 year
Contract with customer, asset					$ 0	0
Income tax expense (benefit)	$ (20)	$ 60	$ 110	$ 147	$ 64	$ 276
Effective income tax rate reconciliation, percent	0.05%	0.03%	0.07%	0.03%	(0.03%)	(0.07%)
Share-based compensation arrangement by share-based payment award, award requisite service period					4 years
Share-based Payment Arrangement, Tranche One [Member]
Share-based compensation arrangement by share-based payment award, award vesting period					1 day
Share-based Payment Arrangement, Tranche Two [Member]
Share-based compensation arrangement by share-based payment award, award vesting period					4 days
Domestic Tax Authority [Member]
Income tax expense (benefit)					$ 25,000
Effective income tax rate reconciliation, percent					25.00%
Maximum [Member]
Finite-lived intangible asset, useful life						66 months
Minimum [Member]
Finite-lived intangible asset, useful life					16 months
Standby Letters of Credit [Member]
Long-term line of credit					$ 5,300	$ 8,200